T. ROWE PRICE BLUE CHIP GROWTH ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.4%
COMMUNICATION SERVICES 15.6%
Entertainment 2.3%
Netflix (1)	433,736	41,704
		41,704
Interactive Media & Services 12.3%
Alphabet, Class A	100,654	28,944
Alphabet, Class C	371,436	106,550
Meta Platforms, Class A	157,570	90,151
		225,645
Wireless Telecommunication Services 1.0%
T-Mobile US	87,694	18,418
		18,418
Total Communication Services		285,767
CONSUMER DISCRETIONARY 16.1%
Automobiles 2.8%
Tesla (1)	135,172	50,250
		50,250
Broadline Retail 7.0%
Amazon.com (1)	580,597	120,921
Sea, ADR (1)	85,993	7,121
		128,042
Hotels, Restaurants & Leisure 1.6%
Booking Holdings	3,747	15,776
Chipotle Mexican Grill (1)	249,462	7,986
DoorDash, Class A (1)	41,479	6,228
		29,990
Specialty Retail 4.7%
Carvana (1)	203,627	64,016
Ross Stores	50,355	10,908
TJX	63,823	10,193
		85,117
Total Consumer Discretionary		293,399
CONSUMER STAPLES 0.8%
Food Products 0.2%
Mondelez International	56,990	3,285
		3,285

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 0.6%
Colgate-Palmolive	72,628	6,190
Procter & Gamble	32,305	4,666
		10,856
Total Consumer Staples		14,141
FINANCIALS 7.9%
Capital Markets 1.5%
Charles Schwab	63,622	5,979
Goldman Sachs Group	9,573	8,099
Moody's	12,137	5,295
Morgan Stanley	52,106	8,575
		27,948
Financial Services 5.0%
Mastercard, Class A	80,675	40,310
Visa, Class A	169,696	51,289
		91,599
Insurance 1.4%
Chubb	59,559	19,412
Marsh & McLennan	32,582	5,651
		25,063
Total Financials		144,610
HEALTH CARE 6.6%
Health Care Equipment & Supplies 1.9%
Intuitive Surgical (1)	52,206	24,067
Medkine, Class A (1)	39,621	1,763
Stryker	25,408	8,349
		34,179
Health Care Providers & Services 0.6%
UnitedHealth Group	41,905	11,339
		11,339
Life Sciences Tools & Services 1.1%
Danaher	50,175	9,513
Thermo Fisher Scientific	21,730	10,681
		20,194
Pharmaceuticals 3.0%
Eli Lilly	59,226	54,474
		54,474
Total Health Care		120,186

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 3.6%
Aerospace & Defense 2.1%
GE Aerospace	119,626	33,946
TransDigm Group	3,457	4,007
		37,953
Commercial Services & Supplies 0.2%
Cintas	24,285	4,107
		4,107
Electrical Equipment 1.0%
GE Vernova	20,683	18,054
		18,054
Ground Transportation 0.3%
Old Dominion Freight Line	25,607	5,004
		5,004
Total Industrials & Business Services		65,118
INFORMATION TECHNOLOGY 47.6%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity	42,492	8,882
		8,882
IT Services 0.8%
Shopify, Class A (1)	122,346	14,513
		14,513
Semiconductors & Semiconductor Equipment 22.9%
ASML Holding	16,096	21,260
Broadcom	289,602	89,635
Monolithic Power Systems	10,791	11,798
NVIDIA	1,588,722	277,073
Taiwan Semiconductor Manufacturing, ADR	40,513	13,692
Texas Instruments	28,192	5,473
		418,931
Software 13.9%
Crowdstrike Holdings, Class A (1)	17,245	6,733
Datadog, Class A (1)	23,650	2,792
Microsoft	506,201	187,380
Oracle	110,373	16,237
Palantir Technologies, Class A (1)	36,167	5,291
Roper Technologies	16,491	5,835
ServiceNow (1)	196,502	20,544
Synopsys (1)	22,731	9,012
		253,824

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 9.5%
Apple	684,659	173,760
		173,760
Total Information Technology		869,910
MATERIALS 0.7%
Chemicals 0.7%
Linde	14,698	7,287
Sherwin-Williams	20,360	6,526
Total Materials		13,813
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy	31,724	8,859
Total Utilities		8,859
Total Common Stocks (Cost $1,550,616)		1,815,803
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 3.60% (2)	8,786,229	8,786
Total Short-Term Investments (Cost $8,786)		8,786
Total Investments in Securities 99.9% of Net Assets (Cost $1,559,402)		$1,824,589
Other Assets Less Liabilities 0.1%		1,142
Net Assets 100.0%		$1,825,731

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF785-054Q1
03/26